Contingencies and commitments - Additional information (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 06, 2023	Dec. 31, 2023	Dec. 31, 2022	Nov. 30, 2023
Disclosure of contingent liabilities [line items]
Contractual capital commitments		$ 1,400,000	$ 1,000,000
Capital commitments		4,385,000	3,354,000
Estimated incremental capital expenditures			7,500,000
Contractually committed decarbonisation capital commitments		123,000	8,000
Borrowings		13,001,000	11,071,000
Larger Than Twenty Five Years
Disclosure of contingent liabilities [line items]
Other commitments		173,000	0
Due within 1 year
Disclosure of contingent liabilities [line items]
Capital commitments		3,662,000	2,313,000
Other commitments		10,000
Bottom of range
Disclosure of contingent liabilities [line items]
Estimated incremental capital expenditures		5,000,000
Top of range
Disclosure of contingent liabilities [line items]
Estimated incremental capital expenditures		6,000,000
Tom Albanese
Disclosure of contingent liabilities [line items]
Penalty paid		$ 50
Oyu Tolgoi LLC
Disclosure of contingent liabilities [line items]
Proportion of ownership interest in joint venture (%)		66.00%
Oyu Tolgoi LLC | Project Finance Debt
Disclosure of contingent liabilities [line items]
Borrowings		$ 4,700,000
Oyu Tolgoi LLC | Project Finance Debt | External Third Party Lenders
Disclosure of contingent liabilities [line items]
Borrowings		$ 3,900,000	3,900,000
Erdenes Oyu Tolgoi LLC
Disclosure of contingent liabilities [line items]
Proportion of ownership interest in joint venture (%)		34.00%
Joint ventures
Disclosure of contingent liabilities [line items]
Capital commitments		$ 227,000	15,000
Joint ventures | Due within 1 year
Disclosure of contingent liabilities [line items]
Capital commitments		128,000	15,000
Minera Escondida Ltda
Disclosure of contingent liabilities [line items]
Minera Escondida Limitada undrawn shareholder line of credit Rio Tinto share		$ 225,000	$ 225,000
Proportion of ownership interest in joint venture (%)		30.00%	30.00%
Contingent liabilities related to joint ventures | Rio Tinto Finance (USA) Limited and Rio Tinto Finance (USA) plc
Disclosure of contingent liabilities [line items]
Contractual payments	$ 10,500
Penalty paid	$ 15,000
Contingent liabilities related to joint ventures | Rio Tinto Finance (USA) Limited and Rio Tinto Finance (USA) plc | Financial guarantee contracts
Disclosure of contingent liabilities [line items]
Amounts guaranteed by parent companies		$ 7,500,000	$ 7,500,000
Contingent liabilities related to joint ventures | Rio Tinto Finance (USA) Limited and Rio Tinto Finance (USA) plc | Bonds | Financial guarantee contracts
Disclosure of contingent liabilities [line items]
Amounts guaranteed by parent companies		6,200,000	4,400,000
Contingent liabilities related to joint ventures | Rio Tinto Finance (USA) Limited and Rio Tinto Finance (USA) plc | Debt securities | Financial guarantee contracts
Disclosure of contingent liabilities [line items]
Amounts guaranteed by parent companies		$ 1,100,000	$ 1,000,000
Contingent liabilities related to joint ventures | Rio Tinto Coal Mozambique (RTCM)
Disclosure of contingent liabilities [line items]
Penalty paid				$ 28,000